Other Liabilities - Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,140	$ 2,559
Bank overdrafts and cash pooling	86	175
Repurchase agreements	2,861	2,840
Accrued expenses and taxes	5,149	4,904
Credit facilities	1,748	2,126
Borrowed funds	386	361
Accrued post-retirement benefit liability	334	351
Secured borrowings from mortgage securitization	1,431	1,854
Lease liabilities	924	946
Other financial liabilities	2,244	2,265
Obligations for securities borrowing	267	239
Collateralized loan obligation	5,846	5,028
Deferred payments liability	127	197
Other	2,362	2,447
Total other liabilities	25,905	26,292
Interest expense on borrowings	96	148
Interest expenses	526	664
Borrowed funds
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	11	13
Net cash flow changes	28	23
Foreign exchange rate movements	(3)	5
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expenses	$ 69	$ 87